Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases
Operating Leases
7	Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

The components of lease expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease cost	637	1,239	1,633
Lease cost for leases with terms less than one year	261	67	326
Total lease cost	898	1,306	1,959

For the year ended December 31, 2023, 2024 and 2025, there was no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

7Operating Leases (Continued)

Maturities of lease liabilities were as follows:

As of December 31,
2025
US$
2026	1,686
2027	984
2028	383
2029	—
2030 and thereafter	—
Total undiscounted lease payments	3,053
Less: imputed interest	(112)
Total lease liabilities	2,941

The following table provides a summary of the Group’s lease terms and discount rates as of December 31, 2024 and 2025:

	As of December 31,	As of December 31,
	2024	2025
Weighted average remaining lease term(years)	2.44	2.75

Weighted average discount rate(percentage)	3.60%	3.60%

Supplemental information related to the Group’s operating leases for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
Cash paid for operating leases	865	1,341	1,305
Right-of-use assets obtained in exchange for operating lease liabilities	441	3,221	2,935